Revenues	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Revenues

Note 24. Revenues

24.1	Nature of goods sold and services

The information sets below described the core activities of the business units from which the Company generates its revenues. According to IFRS 15, Revenue from Contracts with Customers, the performance obligation for the Company’s business units are satisfied in a point in time that the control of good and services are totally transferred to the customers. For detail information about business segments, see Note 23.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-Cola FEMSA	Beverages sales

Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

Services revenues

Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

FEMCO – Proximity Division	Products sales

Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.

	Commercial revenues	Includes mainly the commercialization of spaces within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is render to the customer.

FEMCO – Health Division	Product sales

The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.

Services revenues

Rending of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.

FEMCO – Fuel Division	Services revenues

The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.

Others	Integral logistic services

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

	Production and sale of commercial refrigeration, plastic solutions and sale of equipment for food processing.	Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Design, manufacturing and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded. The recognition of other business lines is performed at the point of sale or at the time the control of the product is transferred to the customer.

24.2 Disaggregation of revenue

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer. For the six-month period ended June 30, 2019 and 2018, the disaggregation of revenue by geographic area, business unit and products and services categories is described below:

	Coca-Cola FEMSA		FEMCO – Proximity Division		FEMCO – Health Division		FEMCO – Fuel Division		Other Segments		Total
	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)
By geographic areas:
Mexico and Central America (2)	Ps. 53,830	48,670	87,524	79,461	4,075	3,850	23,268	22,104	15,184	15,453	183,881	169,538
South America (3)	40,614	40,022	916	673	23,929	21,984	—	—	4,946	4,978	70,405	67,657
Venezuela	—	—	—	—	—	—	—	—	19	12	19	12
Total revenues	94,444	88,692	88,440	80,134	28,004	25,835	23,268	22,104	20,149	20,443	254,305	237,207
Consolidation adjustments	2,697	2,456	157	117	—	—	7	—	7,073	7,695	9,934	10,268
Consolidated revenues	91,747	86,236	88,283	80,017	28,004	25,835	23,261	22,104	13,076	12,747	244,371	226,939
By products and/or services
Products sold in the point-of-sale	Ps. 94,444	88,692	88,440	80,134	28,004	25,835	23,268	22,104	6,397	6,650	240,553	223,414
Services revenues	—	—	—	—	—	—	—	—	13,752	13,793	13,752	13,793
Consolidation adjustments	2,697	2,456	157	117	—	—	7	—	7,073	7,695	9,934	10,268
Consolidated revenues	91,747	86,236	88,283	80,017	28,004	25,834	23,261	22,104	13,076	12,748	244,371	226,939

(1)

For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 167,754 and Ps. 153,386 for the six-month period ended June 30, 2019 and 2018, respectively.

(3)

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 31,513and Ps. 30,018 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Colombia revenues of Ps. 7,883 and Ps. 8,355 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Argentina revenues of Ps. 3,851 and Ps. 5,780 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Chile revenues of Ps. 24,444 and Ps. 22,339 for the six-month period ended June 30, 2019 and 2018, respectively. South America revenues include Uruguay revenue of Ps. 1,653 for the six-month period ended June 30, 2019.

24.3 Contract Balances

As of June 30, 2019, no significant cost was identified incurred to obtain or accomplished a contract that might be capitalized as assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate to it.

24.4 Transaction price assigned to remaining performance obligations

No performance obligations were identified in customer contracts that are not included in the transaction price, as a result of identified variable considerations per each business unit are part of the transaction price through be consider highly probable that not occurs a significant reversion of the revenue amount.